AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 98.5%
Communication Services - 13.2%
Activision Blizzard, Inc.	173,734	$15,809,794
Alphabet, Inc., Class A*	14,216	25,977,750
Facebook, Inc., Class A*	89,102	23,017,719

Total Communication Services		64,805,263
Consumer Discretionary - 20.2%
Amazon.com, Inc.*	5,515	17,682,193
Aptiv PLC (Ireland)	86,900	11,609,840
Five Below, Inc.*,1	47,507	8,348,405
Lowe's Cos., Inc.	106,533	17,775,031
NIKE, Inc., Class B	82,982	11,085,566
Ross Stores, Inc.	153,306	17,061,425
Starbucks Corp.	161,572	15,641,785

Total Consumer Discretionary		99,204,245
Consumer Staples - 2.8%
Monster Beverage Corp.*	157,519	13,677,375
Financials - 3.3%
Intercontinental Exchange, Inc.	99,900	11,023,965
S&P Global, Inc.	15,323	4,857,391

Total Financials		15,881,356
Health Care - 17.4%
Abbott Laboratories	187,053	23,117,880
Edwards Lifesciences Corp.*	100,803	8,324,312
Stryker Corp.	34,700	7,669,047
Teleflex, Inc.	21,480	8,111,492
Thermo Fisher Scientific, Inc.	37,503	19,115,279
UnitedHealth Group, Inc.	57,327	19,123,141

Total Health Care		85,461,151
Industrials - 2.5%
IHS Markit, Ltd. (United Kingdom)	137,615	11,983,514
Information Technology - 36.6%
Accenture PLC, Class A (Ireland)	53,992	13,061,745
	Shares	Value

Amphenol Corp., Class A	132,265	$16,517,253
Analog Devices, Inc.	92,057	13,562,758
Apple, Inc.	185,250	24,445,590
Arista Networks, Inc.*	16,700	5,136,252
Fidelity National Information Services, Inc.	112,867	13,934,560
FleetCor Technologies, Inc.*	58,751	14,261,805
Mastercard, Inc., Class A	14,630	4,627,323
Micron Technology, Inc.*	134,535	10,530,054
Microsoft Corp.	85,537	19,841,162
PayPal Holdings, Inc.*	15,599	3,655,002
QUALCOMM, Inc.	143,443	22,417,272
Visa, Inc., Class A	90,059	17,403,902

Total Information Technology		179,394,678
Materials - 2.5%
Air Products & Chemicals, Inc.	46,262	12,340,851

Total Common Stocks (Cost $275,728,698)		482,748,433
Short-Term Investments - 1.6%
Other Investment Companies - 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	2,917,314	2,917,314
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	2,529,383	2,529,383
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	2,606,031	2,606,031

Total Short-Term Investments (Cost $8,052,728)		8,052,728
Total Investments - 100.1% (Cost $283,781,426)		490,801,161
Other Assets, less Liabilities - (0.1)%		(634,803)
Net Assets - 100.0%		$490,166,358

*	Non-income producing security.
[1]	Some of these securities, amounting to $8,264,758 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$482,748,433	—	—	$482,748,433
Short-Term Investments
Other Investment Companies	8,052,728	—	—	8,052,728
Total Investments in Securities	$490,801,161	—	—	$490,801,161

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,264,758	—	$8,743,491	$8,743,491
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	02/15/21-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.